Trade Receivables - Expected Credit Losses Based on Past Due Days (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade Receivables Of Energy Used Battery Swapping Services
Disclosure of provision matrix [line items]
Financial assets	$ 10,995	$ 9,522
Trade Receivables Of Energy Used Battery Swapping Services | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	12,267	10,290
Trade Receivables Of Energy Used Battery Swapping Services | Loss allowance (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (1,272)	$ (768)
Trade Receivables Of Energy Used Battery Swapping Services | Not Overdue
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets	$ 10,776	$ 8,912
Trade Receivables Of Energy Used Battery Swapping Services | Not Overdue | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	10,776	8,912
Trade Receivables Of Energy Used Battery Swapping Services | Not Overdue | Loss allowance (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ 0	$ 0
Trade Receivables Of Energy Used Battery Swapping Services | Overdue under 30 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets	$ 186	$ 70
Trade Receivables Of Energy Used Battery Swapping Services | Overdue under 30 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	186	70
Trade Receivables Of Energy Used Battery Swapping Services | Overdue under 30 Days | Loss allowance (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ 0	$ 0
Trade Receivables Of Energy Used Battery Swapping Services | Overdue 31-120 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	50.00%	50.00%
Financial assets	$ 33	$ 540
Trade Receivables Of Energy Used Battery Swapping Services | Overdue 31-120 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	66	1,081
Trade Receivables Of Energy Used Battery Swapping Services | Overdue 31-120 Days | Loss allowance (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (33)	$ (541)
Trade Receivables Of Energy Used Battery Swapping Services | Over 121 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%
Financial assets	$ 0	$ 0
Trade Receivables Of Energy Used Battery Swapping Services | Over 121 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	1,239	227
Trade Receivables Of Energy Used Battery Swapping Services | Over 121 Days | Loss allowance (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	(1,239)	(227)
Trade Receivables Of Energy Other Than Used Battery Swapping Services
Disclosure of provision matrix [line items]
Financial assets	5,630	3,953
Trade Receivables Of Energy Other Than Used Battery Swapping Services | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	5,774	4,089
Trade Receivables Of Energy Other Than Used Battery Swapping Services | Loss allowance (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (144)	$ (136)
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 0-90 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets	$ 5,553	$ 3,938
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 0-90 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	5,553	3,938
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 0-90 Days | Loss allowance (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ 0	$ 0
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 91-180 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	30.00%	30.00%
Financial assets	$ 76	$ 14
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 91-180 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	109	20
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 91-180 Days | Loss allowance (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (33)	$ (6)
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 181-365 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	50.00%	50.00%
Financial assets	$ 1	$ 1
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 181-365 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	1	2
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 181-365 Days | Loss allowance (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ 0	$ (1)
Trade Receivables Of Energy Other Than Used Battery Swapping Services | Over 365 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%
Financial assets	$ 0	$ 0
Trade Receivables Of Energy Other Than Used Battery Swapping Services | Over 365 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	111	129
Trade Receivables Of Energy Other Than Used Battery Swapping Services | Over 365 Days | Loss allowance (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (111)	$ (129)